INTANGIBLE ASSETS AND GOODWILL INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 28, 2025
Intangible assets [Abstract]
Disclosure of detailed information about intangible assets
Intangible assets with finite lives are amortized on a straight-line basis over the following estimated useful lives:

Asset	Useful life
Customer contracts and customer relationships	7 to 20 years
License agreements	3 to 10 years
Computer software	4 to 7 years
Intangible assets:

2025	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Total

Cost
Balance, December 29, 2024	$224,489	$226,172	$70,450	$76,313	$597,424
Additions	—	—	—	8,589	8,589
Additions through business acquisitions	799,000	1,971,000	—	10,494	2,780,494
Disposals	—	—	—	(5,268)	(5,268)
Balance, December 28, 2025	$1,023,489	$2,197,172	$70,450	$90,128	$3,381,239

Accumulated amortization
Balance, December 29, 2024	$190,945	$22,480	$70,450	$60,230	$344,105
Amortization (note 22)	11,273	—	—	5,368	16,641
Disposals	—	—	—	(921)	(921)
Balance, December 28, 2025	$202,218	$22,480	$70,450	$64,677	$359,825
Carrying amount, December 28, 2025	$821,271	$2,174,692	$—	$25,451	$3,021,414

2024	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Total

Cost
Balance, December 31, 2023	$224,489	$226,172	$70,450	$73,900	$595,011
Additions	—	—	—	5,153	5,153
Disposals	—	—	—	(2,740)	(2,740)
Balance, December 29, 2024	$224,489	$226,172	$70,450	$76,313	$597,424

Accumulated amortization
Balance, December 31, 2023	$183,251	$22,480	$70,040	$57,821	$333,592
Amortization (note 22)	7,694	—	410	5,136	13,240
Disposals	—	—	—	(2,727)	(2,727)
Balance, December 29, 2024	$190,945	$22,480	$70,450	$60,230	$344,105
Carrying amount, December 29, 2024	$33,544	$203,692	$—	$16,083	$253,319

	2025	2024

Depreciation of property, plant and equipment (note 9)	$119,010	$111,132
Depreciation of right-of-use assets (note 10)	18,658	14,128
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	(6,743)	(298)
Amortization of intangible assets, excluding software (note 11)	11,273	8,104
Amortization of software (note 11)	5,368	5,136
Depreciation and amortization included in net earnings	$147,566	$138,202

Disclosure of reconciliation of changes in intangible assets and goodwill	Goodwill:

	2025	2024

Balance, beginning of fiscal year	$271,677	$271,677
Goodwill acquired through business acquisitions	597,171	—
Balance, end of fiscal year	$868,848	$271,677

Disclosure of information for cash-generating units
Goodwill acquired through business acquisitions have been allocated to the Company's CGUs as follows:

	December 28, 2025	December 29, 2024

Textile & Sewing (excluding Hanes)	$271,677	$271,677
Hanes(1)	597,171	—
Textile & Sewing	—	—
Hosiery	—	—
Intimates	—	—
	$868,848	$271,677
(1) As at year end December 28, 2025, goodwill from the Hanes acquisition of $597.2 million (refer to note 5 for additional information) will remain unallocated due to the pending evaluation of the acquired operations’ integration into existing cash generating units and due to the purchase price allocation being provisional. The allocation will be completed before the end of the first annual period beginning after the acquisition date.

Indefinite life intangible assets have been allocated to the Company's CGUs as follows:

	December 28, 2025	December 29, 2024

Textile & Sewing (excluding Hanes)	$93,400	$93,400
Hosiery (excluding Hanes)	110,292	110,292
	$203,692	$203,692

Hanes(1)	$1,644,000	$—
Textile & Sewing	12,228	—
Hosiery	1,039	—
Intimates	313,733	—
	$1,971,000	$—
	$2,174,692	$203,692
(1) The Hanes Brand trademark of $1.6 billion acquired through the business combination of Hanes will be tested for impairment at the Hanes group of CGUs level (Textile & Sewing, Hosiery, Intimates).